CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products (Revenues)	$ 65,611	$ 1,212,497
Monitoring and other related services (Revenues)	2,593,683	4,375,575
Total revenues	2,659,294	5,588,072
Cost of revenues:
Products (Cost of revenues)	62,721	615,592
Monitoring and other related services (Cost of revenues)	1,336,108	2,362,926
Total cost of revenues	1,398,829	2,978,518
Gross profit	1,260,465	2,609,554
Operating expenses:
Selling, general and administrative (including $140,196 and $7,344, respectively, of compensation expense paid in stock, stock options / warrants or as a result of amortization of stock-based compensation)	2,171,447	2,038,022
Settlement expense		350,000
Research and development	319,570	201,594
Income (loss) from continuing operations	(1,230,552)	19,938
Other income (expense):
Currency exchange rate loss	(7,035)	(8,204)
Loss on disposal of equipment		(1,365)
Interest income	11,223
Interest expense (including $2,118 and $700,384, respectively, paid in stock, stock options / warrants, and accretion of debt discount)	(43,918)	(843,224)
Other income (expense), net	89	(7,983)
Net loss from continuing operations	(1,270,193)	(840,838)
Gain on disposal of discontinued operations		285,255
Net loss from discontinued operations		(6,460)
Net loss	(1,270,193)	(562,043)
Dividends on Series D Preferred stock	(9,427)	(630,330)
Net loss attributable to SecureAlert, Inc. common stockholders	$ (1,279,620)	$ (1,192,373)
Net loss per common share, basic and diluted from continuing operations	$ (0.13)	$ (0.26)
Net loss per common share, basic and diluted from discontinued operations
Weighted average common shares outstanding, basic and diluted	9,808,000	3,183,520